SHORT TERM INVESTMENT	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
SHORT TERM INVESTMENT
5.	SHORT TERM INVESTMENT

As of December 31, 2018, the Company’s short-term investments comprised of available-for-sale debt securities including wealth management products issued by commercial banks and other financial institutions. During the year ended December 31, 2018, no unrealized gains or losses was recorded in “Accumulated other comprehensive loss”. There was no other-than-temporary impairment for the year ended December 31, 2018.

	As of December 31, 2018
	Cost or Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB
Short-term investment
Available-for-sale debt securities	50,000	-	-	50,000